Cost of Sales - Disclosure of impairment of assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 0	R 3,898	R 5,336
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	2,254	988
Recoverable amount		5,866	7,426
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	690	579
Recoverable amount		1,297	2,138
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	312	699
Recoverable amount		1,076	1,217
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	318	0
Recoverable amount		182
Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	198	160
Recoverable amount		852	876
Other mining assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	120	319
Recoverable amount		335	366
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	6	0
Recoverable amount		763
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	317
Recoverable amount			2,730
Unisel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	487
Recoverable amount			38
Masimong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	329
Recoverable amount			58
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 0	0	1,458
Recoverable amount			3,681
Life-of-Mine plan | Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		3,811	4,279
Life-of-Mine plan | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		1,297	1,019
Life-of-Mine plan | Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		467	471
Life-of-Mine plan | Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		765	540
Life-of-Mine plan | Other mining assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		335	366
Life-of-Mine plan | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		763
Life-of-Mine plan | Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			1,552
Life-of-Mine plan | Unisel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			38
Life-of-Mine plan | Masimong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			58
Resource base | Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		2,055	3,147
Resource base | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		0	1,119
Resource base | Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		609	746
Resource base | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		182
Resource base | Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		R 87	336
Resource base | Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			1,178
Resource base | Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			R 3,681